                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     3/31/07
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/14/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $456,094
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                                       Form 13F Information Table - Birinyi Associates 3/31/07
Column 1                             Column 2      Column 3    Column 4           Column 5          Column 6         Column 8
                                                                                                                  Voting authority
                                                                 Value      Shrs or   SH/   Put/   Investment   --------------------
Name of Issuer                    Title of class     CUSIP     (x $1000)    prn amt   PRN   Call   discretion    Sole   Shared  None
--------------------------------  --------------   ---------   ---------   --------   ---   ----   ----------   ------  ------  ----
3M Co                             COMMON STOCK     88579Y101      $1,552     20,300                   SOLE      20,300
AES Corp/The                      COMMON STOCK     00130H105        $835     38,800                   SOLE      38,800
Aetna Inc                         COMMON STOCK     00817Y108        $372      8,500                   SOLE       8,500
Allegheny Technologies Inc        COMMON STOCK     01741R102      $1,270     11,907                   SOLE      11,907
AllianceBernstein Holding LP      PARTNERSHIP      01881G106      $1,120     12,650                   SOLE      12,650
Altria Group Inc                  COMMON STOCK     02209S103      $5,427     82,355                   SOLE      82,355
American Express Co               COMMON STOCK     025816109      $3,817     67,672                   SOLE      67,672
American International
 Group Inc                        COMMON STOCK     026874107      $1,260     18,750                   SOLE      18,750
Amgen Inc                         COMMON STOCK     031162100        $370      6,622                   SOLE       6,622
AMR Corp                          COMMON STOCK     001765106        $761     25,000                   SOLE      25,000
Apollo Investment Corp            COMMON STOCK     03761U106        $375     17,500                   SOLE      17,500
Apple Inc                         COMMON STOCK     037833100      $6,569     70,700                   SOLE      70,700
Ashland Inc                       COMMON STOCK     044209104        $623      9,500                   SOLE       9,500
AT&T Inc                          COMMON STOCK     00206R102      $3,221     81,700                   SOLE      81,700
B&G Foods Inc                     COMMON STOCK     05508R205      $1,048     44,850                   SOLE      44,850
Bank of America Corp              COMMON STOCK     060505104      $4,028     78,953                   SOLE      78,953
Bear Stearns Cos Inc/The          COMMON STOCK     073902108      $8,590     57,135                   SOLE      57,135
Berkshire Hathaway Inc            COMMON STOCK     084670108      $6,866         63                   SOLE          63
Best Buy Co Inc                   COMMON STOCK     086516101      $1,191     24,450                   SOLE      24,450
BlackRock Inc/New York            COMMON STOCK     09247X101      $1,172      7,500                   SOLE       7,500
Boeing Co                         COMMON STOCK     097023105      $4,393     49,414                   SOLE      49,414
BP Prudhoe Bay Royalty Trust      TRUST            055630107        $731     11,000                   SOLE      11,000
Caterpillar Inc                   COMMON STOCK     149123101      $2,648     39,500                   SOLE      39,500
CBS Corp                          COMMON STOCK     124857202        $899     29,400                   SOLE      29,400
Centerplate Inc                   UNIT             15200E204        $637     39,200                   SOLE      39,200
Chevron Corp                      COMMON STOCK     166764100      $3,858     52,170                   SOLE      52,170
Chicago Mercantile Exchange
 Holdings Inc                     COMMON STOCK     167760107     $11,821     22,200                   SOLE      22,200
Cisco Systems Inc                 COMMON STOCK     17275R102      $1,157     45,336                   SOLE      45,336
Citigroup Inc                     COMMON STOCK     172967101      $4,539     88,418                   SOLE      88,418
Coca-Cola Co/The                  COMMON STOCK     191216100        $408      8,500                   SOLE       8,500
ConocoPhillips                    COMMON STOCK     20825C104      $1,636     23,934                   SOLE      23,934
Consolidated Edison Inc           COMMON STOCK     209115104        $457      8,950                   SOLE       8,950
Countrywide Financial Corp        COMMON STOCK     222372104        $387     11,500                   SOLE      11,500
Cummins Inc                       COMMON STOCK     231021106      $1,176     16,250                   SOLE      16,250
Deere & Co                        COMMON STOCK     244199105      $1,874     17,250                   SOLE      17,250
Dell Inc                          COMMON STOCK     24702R101        $319     13,750                   SOLE      13,750
DIAMONDS Trust Series I           ETF              252787106      $6,278     50,795                   SOLE      50,795
Dow Chemical Co/The               COMMON STOCK     260543103        $578     12,600                   SOLE      12,600
EI Du Pont de Nemours & Co        COMMON STOCK     263534109        $247      5,000                   SOLE       5,000
Enerplus Resources Fund           UNIT             29274D604      $1,451     34,371                   SOLE      34,371
Exxon Mobil Corp                  COMMON STOCK     30231G102      $6,970     92,385                   SOLE      92,385
FedEx Corp                        COMMON STOCK     31428X106      $8,283     77,106                   SOLE      77,106
Ford Motor Co                     COMMON STOCK     345370860        $349     44,206                   SOLE      44,206
Freeport-McMoRan Copper &
 Gold Inc                         COMMON STOCK     35671D857        $320      4,840                   SOLE       4,840
General Electric Co               COMMON STOCK     369604103      $1,466     41,450                   SOLE      41,450
General Motors Corp               COMMON STOCK     370442105        $230      7,500                   SOLE       7,500
Goldman Sachs Group Inc/The       COMMON STOCK     38141G104      $9,005     43,579                   SOLE      43,579
Google Inc                        COMMON STOCK     38259P508     $21,671     47,300                   SOLE      47,300
Health Care Select Sector
 SPDR Fund                        ETF              81369Y209        $903     26,825                   SOLE      26,825
Hewlett-Packard Co                COMMON STOCK     428236103      $2,845     70,870                   SOLE      70,870
Home Depot Inc                    COMMON STOCK     437076102        $220      6,000                   SOLE       6,000
Honeywell International Inc       COMMON STOCK     438516106      $2,275     49,390                   SOLE      49,390
Intel Corp                        COMMON STOCK     458140100        $425     22,200                   SOLE      22,200
IntercontinentalExchange Inc      COMMON STOCK     45865V100      $2,591     21,200                   SOLE      21,200
International Business
 Machines Corp                    COMMON STOCK     459200101      $2,045     21,700                   SOLE      21,700
iShares FTSE/Xinhua China 25
 Index Fund                       ETF              464287184        $359      3,500                   SOLE       3,500
iShares Lehman 7-10 Year
 Treasury Bond Fund               ETF              464287440        $415      5,000                   SOLE       5,000
iShares MSCI EAFE Index Fund      ETF              464287465        $381      5,000                   SOLE       5,000
iShares Russell 2000 Index Fund   ETF              464287655        $477      6,000                   SOLE       6,000
JC Penney Co Inc                  COMMON STOCK     708160106      $1,072     13,050                   SOLE      13,050

Column 1                             Column 2      Column 3    Column 4           Column 5          Column 6         Column 8
                                                                                                                  Voting authority
                                                                 Value      Shrs or   SH/   Put/   Investment   --------------------
Name of Issuer                    Title of class     CUSIP     (x $1000)    prn amt   PRN   Call   discretion    Sole   Shared  None
--------------------------------  --------------   ---------   ---------   --------   ---   ----   ----------   ------  ------  ----
Johnson & Johnson                 COMMON STOCK     478160104      $1,870     31,028                   SOLE      31,028
JPMorgan Chase & Co               COMMON STOCK     46625H100        $423      8,750                   SOLE       8,750
Kellogg Co                        COMMON STOCK     487836108        $257      5,000                   SOLE       5,000
Kraft Foods Inc                   COMMON STOCK     50075N104        $522     16,500                   SOLE      16,500
Las Vegas Sands Corp              COMMON STOCK     517834107        $563      6,500                   SOLE       6,500
Legg Mason Inc                    COMMON STOCK     524901105        $236      2,500                   SOLE       2,500
Lehman Brothers Holdings Inc      COMMON STOCK     524908100      $1,401     20,000                   SOLE      20,000
Mastercard Inc                    COMMON STOCK     57636Q104      $3,984     37,500                   SOLE      37,500
McDonald's Corp                   COMMON STOCK     580135101      $2,119     47,027                   SOLE      47,027
Medimmune Inc                     COMMON STOCK     584699102        $218      6,000                   SOLE       6,000
Merrill Lynch & Co Inc            COMMON STOCK     590188108      $3,402     41,650                   SOLE      41,650
Microsoft Corp                    COMMON STOCK     594918104      $1,710     61,341                   SOLE      61,341
Morgan Stanley                    COMMON STOCK     617446448      $2,158     27,400                   SOLE      27,400
Neomedia Technologies Inc         COMMON STOCK     640505103          $0     10,000                   SOLE      10,000
New York Times Co/The             COMMON STOCK     650111107        $734     31,200                   SOLE      31,200
Nike Inc                          COMMON STOCK     654106103        $489      9,200                   SOLE       9,200
NVR Inc                           COMMON STOCK     62944T105      $3,392      5,100                   SOLE       5,100
Nymex Holdings Inc                COMMON STOCK     62948N104      $3,285     24,200                   SOLE      24,200
NYSE Euronext                     COMMON STOCK     629491101      $1,055     11,250                   SOLE      11,250
Oil Service HOLDRs Trust          ETF              678002106        $758      5,200                   SOLE       5,200
Patriot Capital Funding Inc       COMMON STOCK     70335Y104        $170     12,000                   SOLE      12,000
People's United Financial Inc     COMMON STOCK     712704105        $585     27,679                   SOLE      27,679
Pfizer Inc                        COMMON STOCK     717081103        $733     29,000                   SOLE      29,000
Powershares QQQ                   ETF              73935A104        $435     10,000                   SOLE      10,000
Procter & Gamble Co               COMMON STOCK     742718109      $3,394     53,735                   SOLE      53,735
Progressive Corp/The              COMMON STOCK     743315103        $483     22,150                   SOLE      22,150
Qualcomm Inc                      COMMON STOCK     747525103        $256      6,000                   SOLE       6,000
Raytheon Co                       COMMON STOCK     755111507        $262      5,000                   SOLE       5,000
Research In Motion Ltd            COMMON STOCK     760975102      $1,542     11,300                   SOLE      11,300
Rydex S&P Equal Weight ETF        ETF              78355W106      $2,437     50,200                   SOLE      50,200
SAN Juan Basin Royalty TR         TRUST            798241105        $234      7,500                   SOLE       7,500
Schlumberger Ltd                  COMMON STOCK     806857108      $2,432     35,200                   SOLE      35,200
Sears Holdings Corp               COMMON STOCK     812350106      $3,345     18,569                   SOLE      18,569
Simon Property Group Inc          REIT             828806109        $389      3,500                   SOLE       3,500
SPDR S&P Homebuilders ETF         ETF              86330E745      $1,138     34,975                   SOLE      34,975
SPDR Trust Series 1               ETF              78462F103     $20,799    146,475                   SOLE     146,475
Sprint Nextel Corp                COMMON STOCK     852061100      $1,652     87,108                   SOLE      87,108
Starbucks Corp                    COMMON STOCK     855244109        $439     14,000                   SOLE      14,000
State Street Corp                 COMMON STOCK     857477103        $324      5,000                   SOLE       5,000
Texas Instruments Inc             COMMON STOCK     882508104        $819     27,200                   SOLE      27,200
Tyco International Ltd            COMMON STOCK     902124106        $284      9,000                   SOLE       9,000
UAL Corp                          COMMON STOCK     902549807        $775     20,300                   SOLE      20,300
UltraShort S&P500 ProShares       ETF              74347R883      $1,939     33,232                   SOLE      33,232
Unilever NV                       COMMON STOCK     904784709        $853     29,200                   SOLE      29,200
United States Steel Corp          COMMON STOCK     912909108      $1,884     19,000                   SOLE      19,000
United Technologies Corp          COMMON STOCK     913017109      $3,591     55,250                   SOLE      55,250
UST Inc                           COMMON STOCK     902911106      $1,087     18,750                   SOLE      18,750
Valero Energy Corp                COMMON STOCK     91913Y100      $1,351     20,950                   SOLE      20,950
Verizon Communications Inc        COMMON STOCK     92343V104      $2,453     64,690                   SOLE      64,690
Vornado Realty Trust              REIT             929042109      $1,713     14,350                   SOLE      14,350
Vulcan Materials Co               COMMON STOCK     929160109        $582      5,000                   SOLE       5,000
Wal-Mart Stores Inc               COMMON STOCK     931142103      $1,122     23,900                   SOLE      23,900
Walt Disney Co/The                COMMON STOCK     254687106        $258      7,500                   SOLE       7,500
Wells Fargo & Co                  COMMON STOCK     949746101        $241      7,000                   SOLE       7,000
Windstream Corp                   COMMON STOCK     97381W104      $1,990    135,486                   SOLE     135,486
Wyeth                             COMMON STOCK     983024100        $250      5,000                   SOLE       5,000
Yahoo! Inc                        COMMON STOCK     984332106        $407     13,000                   SOLE      13,000